Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease Expenses	The Company’s lease expenses were as follows:
	Six months ended
	June 30,
	2024	2023
Lease expense	$45,736	$22,929

Schedule of Other Information Related to Operating Leases	Other information related to the new operating leases as follows:
	Six months ended
	June 30,
	2024	2023
Weighted-average remaining lease term — operating leases (years)	2.71	0.67
Weighted-average discount rate — operating leases (%)	11.54	6

Schedule of Undiscounted Maturities of Operating Lease Payments	Undiscounted maturities of operating lease payments are summarized as follows:
June 30, 2024
2024	$102,450
2025	$204,900
2026	$204,900
2027	$42,689
Total undiscounted cash flows	$554,939
Less: imputed interest	$68,850
Operaעting lease liabilities	$486,089